Lease - Schedule of Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Lease, Cost [Abstract]
Operating lease cost	$ 307	¥ 4,290	¥ 5,999	¥ 6,087
Short-term lease cost	613	2,149	2,438	2,170
Total lease cost	$ 920	¥ 6,439	¥ 8,437	¥ 8,257